Financial Income / Expenses	12 Months Ended
Jun. 30, 2023
Financial income / expenses [Abstract]
Financial income / expenses

Note 22. Financial income / expenses

	As of June 30, 2023	As of June 30, 2022	As of June 30, 2021	As of December 30, 2020
Financial Costs
Interest expense	(160,035)	(2,130)	-	-
Total Financial Costs	$(160,035)	$(2,130)	$-	$-
Other financial results
Exchange rate difference	(1,386,599)	(12,342)	-	-
Change in fair value of Simply Agreement for Future Equity (“SAFE”) - Loss	(313,346)	(860,000)	-	-
Investment gain related to money market funds	1,009,318	-	-	-
Change in warrants	778,811	-	-	-
Interest gain (Shareholders loan)	693,027	-	-	-
Inflation adjustment	245,989	-	-	-
Other	3,325	-	-	-
Total Other financial results	1,030,525	(872,342)	-	-
Total net financial income / expenses	$870,490	$(874,472)	$-	$-